Share capital - Additional share information (Details) - GBP (£) £ / shares in Units, £ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Apr. 30, 2017	Dec. 31, 2016	Oct. 31, 2015
Disclosure of classes of share capital [line items]
B Shares converted							51,000,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares		11,964,565,000	56,600,000	29,000,000	33,400,000	11,823,163,000	5,100,000,000
Par value per share		£ 1				£ 1
B Shares
Disclosure of classes of share capital [line items]
Number of shares		51,000,000,000
Par value per share		£ 0.01
Dividend access value per share		£ 0.01
B Shares converted							10
Conversion rate per share							1
Settlement of dividend access share	£ 1,193
Other securities | Minimum
Disclosure of classes of share capital [line items]
Required notice term		30 days
Other securities | Maximum
Disclosure of classes of share capital [line items]
Required notice term		60 days